Income Tax Expense - Details of the Changes in Deferred Tax Assets (Liabilities) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	₩ (756,906)	₩ (941,173)
Deferred tax expense (income)	(79,896)	60,058
Directly charged to (credited from) equity	16,175	122,951	₩ (191,043)
Business combinations		1,258
Ending	(820,627)	(756,906)	(941,173)
Loss allowance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	75,042	77,357
Deferred tax expense (income)	73	(2,315)
Directly charged to (credited from) equity	0	0
Business combinations		0
Ending	75,115	75,042	77,357
Accrued interest income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(7,903)	(166)
Deferred tax expense (income)	1,064	(5,057)
Directly charged to (credited from) equity	0	0
Business combinations		(2,680)
Ending	(6,839)	(7,903)	(166)
Financial assets measured at fair value [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(10,171)	(157,828)
Deferred tax expense (income)	(5,332)	(19,592)
Directly charged to (credited from) equity	12,977	167,249
Business combinations		0
Ending	(2,526)	(10,171)	(157,828)
Investments in subsidiaries, associates and joint ventures [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	16,846	(31,817)
Deferred tax expense (income)	5,792	51,635
Directly charged to (credited from) equity	292	(2,972)
Business combinations		0
Ending	22,930	16,846	(31,817)
Property and equipment and intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(352,605)	(305,967)
Deferred tax expense (income)	(66,808)	(46,895)
Directly charged to (credited from) equity	0	0
Business combinations		257
Ending	(419,413)	(352,605)	(305,967)
Provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	1,629	4,198
Deferred tax expense (income)	(310)	(2,569)
Directly charged to (credited from) equity	0	0
Business combinations		0
Ending	1,319	1,629	4,198
Retirement benefit obligation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	30,619	52,332
Deferred tax expense (income)	(15,517)	(875)
Directly charged to (credited from) equity	(2,672)	(20,867)
Business combinations		29
Ending	12,430	30,619	52,332
Valuation gain on derivatives [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	12,768	6,336
Deferred tax expense (income)	1,271	(1,217)
Directly charged to (credited from) equity	5,631	7,649
Business combinations		0
Ending	19,670	12,768	6,336
Foreign currency translation differences for foreign operations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	20,633	21,378
Deferred tax expense (income)	34	(745)
Directly charged to (credited from) equity	0	0
Business combinations		0
Ending	20,667	20,633	21,378
Incremental costs to acquire contract [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(722,900)	(749,871)
Deferred tax expense (income)	4,689	26,971
Directly charged to (credited from) equity	0	0
Business combinations		0
Ending	(718,211)	(722,900)	(749,871)
Contract assets and liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	4,279	(2,201)
Deferred tax expense (income)	13,286	6,480
Directly charged to (credited from) equity	0	0
Business combinations		0
Ending	17,565	4,279	(2,201)
Right-of-use assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(431,397)	(389,502)
Deferred tax expense (income)	41,534	(41,895)
Directly charged to (credited from) equity	0	0
Business combinations		0
Ending	(389,863)	(431,397)	(389,502)
Lease liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	428,648	381,537
Deferred tax expense (income)	(40,557)	47,111
Directly charged to (credited from) equity	0	0
Business combinations		0
Ending	388,091	428,648	381,537
Others [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	85,716	68,481
Deferred tax expense (income)	(81,397)	41,691
Directly charged to (credited from) equity	(53)	(28,108)
Business combinations		3,652
Ending	4,266	85,716	68,481
Temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(848,796)	(1,025,733)
Deferred tax expense (income)	(142,178)	52,728
Directly charged to (credited from) equity	16,175	122,951
Business combinations		1,258
Ending	(974,799)	(848,796)	(1,025,733)
Deferred tax assets related to unused tax loss carryforwards and tax credit carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	91,890	84,560
Deferred tax expense (income)	62,282	7,330
Directly charged to (credited from) equity	0	0
Business combinations		0
Ending	154,172	91,890	84,560
Tax loss carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	2,007	0
Deferred tax expense (income)	5,143	2,007
Directly charged to (credited from) equity	0	0
Business combinations		0
Ending	7,150	2,007	0
Unused tax credits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	89,883	84,560
Deferred tax expense (income)	57,139	5,323
Directly charged to (credited from) equity	0	0
Business combinations		0
Ending	₩ 147,022	₩ 89,883	₩ 84,560